Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Net decrease in cash and cash equivalents	€ 20,919	€ 8,948